BOND LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jan. 31, 2024
Other Liabilities Disclosure [Abstract]
SCHEDULE OF BOND LIABILITIES

The Company has bond liabilities as of July 31, 2024, as follows:

	Principal Amount	Interest Rate	Note Date	Maturity Date	Colla-teral	Origi-nation	Features
Yin Yin Silver Limited	$500,000	8.50%	8/4/15	8/4/2025	(1)	(2)	(5)
Yin Yin Silver Limited	$500,000	8.50%	10/28/16	10/28/2026	(1)	(2)	(5)
Yin Yin Silver Limited	$250,000	8.50%	12/27/17	12/27/2024	(1)	(2)	(5)
Barry Swenson	$500,000	8.50%	12/31/17	12/31/2025	(1)	(2)	(5)
Don H. Adair or Joanne Adair	$125,000	8.50%	2/15/17	2/15/2024	(1)	(3)	(6) (7)
Joseph Swinford or Danielle Swinford	$50,000	8.50%	2/15/17	2/15/2024	(1)	(3)	(6) (7)
Brandon Swain or Sierra Swain	$50,000	8.50%	2/15/17	2/15/2024	(1)	(3)	(6) (7)
Scott Collins or Kendra Collins	$12,500	8.50%	2/15/17	2/15/2024	(1)	(3)	(6) (7)
Carl Collins or Ellen Collins	$12,500	8.50%	2/15/17	2/15/2024	(1)	(3)	(6)
Jim Hammerel	$5,000	8.50%	9/21/2017	9/21/2024	(1)	(2)	(5)
Bret Renaud	$5,000	8.50%	10/14/2017	10/14/2024	(1)	(2)	(5)
Elatam Group Ltd	$67,000	7.50%	8/24/2021	5/31/2028	(1)	(2)	(6)
James Hardy	$7,000	7.50%	8/24/2021	5/31/2028	(1)	(2)	(6)
Acepac Holdings	$1,000,000	7.50%	8/24/2021	5/31/2028	(1)	(4)	(6)
Rick Ward	$15,000	7.50%	8/24/2021	5/31/2028	(1)	(2)	(6)
Robert & Joan Sweetman	$10,000	8.00%	7/1/2018	7/1/2025	(1)	(2)	(6)
Michael Swenson	$10,000	8.00%	7/1/2018	7/1/2025	(1)	(2)	(6)
Connie Sun	$3,000	8.00%	7/1/2018	7/1/2025	(1)	(2)	(6)
Elizabeth Enoch	$10,000	8.00%	8/1/2018	7/1/2025	(1)	(2)	(6)
William C. Stanton and Carol Stanton	$3,000	8.00%	7/1/2018	7/1/2025	(1)	(2)	(6)
Total	$3,135,000

(1)	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
(2)	Financial investment by accredited investor.
(3)	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
(4)	Issued to settle litgation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.
(5)	Interest capitalized; accrual dates 6/30 and 12/31.
(6)	Interest paid in cash on 6/30 and 12/31.
(7)	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification.

The Company entered into certain bonds which are accounted for as debt in accordance with ASC 470, Debt. The terms of these bonds are outlined below in the accompanying table on page F-13 as of January 31, 2024, and 2023 and page F-26 as of April 30, 2024:

	Principal Amount	Interest Rate	Note Date	Maturity Date	Collateral	Origination	Features
Yin Yin Silver Limited	$500,000	8.50%	8/4/15	8/4/2025	(1)	(2)	(5)
Yin Yin Silver Limited	$500,000	8.50%	10/28/16	10/28/2026	(1)	(2)	(5)
Yin Yin Silver Limited	$250,000	8.50%	12/27/17	12/27/2024	(1)	(2)	(5)
Barry Swenson	$500,000	8.50%	12/31/17	12/31/2025	(1)	(2)	(5)
Don H. Adair or Joanne Adair	$125,000	8.50%	2/15/17	2/15/2024	(1)	(3)	(6) (7)
Joseph Swinford or Danielle Swinford	$50,000	8.50%	2/15/17	2/15/2024	(1)	(3)	(6) (7)
Brandon Swain or Sierra Swain	$50,000	8.50%	2/15/17	2/15/2024	(1)	(3)	(6) (7)
Scott Collins or Kendra Collins	$12,500	8.50%	2/15/17	2/15/2024	(1)	(3)	(6) (7)
Carl Collins or Ellen Collins	$12,500	8.50%	2/15/17	2/15/2024	(1)	(3)	(6)
Jim Hammerel	$5,000	8.50%	9/21/2017	9/21/2024	(1)	(2)	(5)
Bret Renaud	$5,000	8.50%	10/14/2017	10/14/2024	(1)	(2)	(5)
Elatam Group Ltd	$67,000	7.50%	8/24/2021	5/31/2028	(1)	(2)	(6)
James Hardy	$7,000	7.50%	8/24/2021	5/31/2028	(1)	(2)	(6)
Acepac Holdings	$1,000,000	7.50%	8/24/2021	5/31/2028	(1)	(4)	(6)
Rick Ward	$15,000	7.50%	8/24/2021	5/31/2028	(1)	(2)	(6)
Robert & Joan Sweetman	$10,000	8.00%	7/1/2018	7/1/2025	(1)	(2)	(6)
Michael Swenson	$10,000	8.00%	7/1/2018	7/1/2025	(1)	(2)	(6)
Connie Sun	$3,000	8.00%	7/1/2018	7/1/2025	(1)	(2)	(6)
Elizabeth Enoch	$10,000	8.00%	8/1/2018	7/1/2025	(1)	(2)	(6)
William C. Stanton and Carol Stanton	$3,000	8.00%	7/1/2018	7/1/2025	(1)	(2)	(6)
Total	$3,135,000

(1)	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
(2)	Financial investment by accredited investor.
(3)	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
(4)	Issued to settle litigation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.
(5)	Interest capitalized; accrual dates 6/30 and 12/31.
(6)	Interest paid in cash on 6/30 and 12/31.
(7)	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification.

SCHEDULE OF MATURITIES OF THE BOND LIABILITIES	The maturities of the bond liabilities as of January 31, 2024 for the future fiscal years are as follows:
2025	$-
2026	1,546,000
2027	500,000
2028	-
2029	1,089,000
Thereafter	-
Total	$3,135,000